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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         K.G. Redding & Associates, LLC
                 -------------------------------
   Address:      One North Wacker Drive
                 -------------------------------
                 Suite 4343
                 -------------------------------
                 Chicago, IL 60606
                 -------------------------------

Form 13F File Number: 28-10835
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Dianne R. Staples
         --------------------------------------
Title:   Chief Financial and Compliance Officer
         --------------------------------------
Phone:   312-377-8225
         --------------------------------------

Signature, Place, and Date of Signing:

   /s/ Dianne R. Staples              Chicago, Illinois   July 15, 2005
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:       0

Form 13F Information Table Entry Total: 50

Form 13F Information Table Value Total: $1,609,134

List of Other Included Managers:

None
Dianne R. Staples
Chief Financial and Compliance Officer
KG Redding & Associates LLC
One North Wacker Drive
Suite 4343
Chicago, Il 60606-2841
P: 312-377-8225
F: 312-377-8299
Email: Dianne@Kgredding.com

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                      FORM 13F INFORMATION TABLE

             Name of Reporting Manager K.G.REDDING & ASSOCIATES, LLC

         COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- -------- ------ -------
American Tower Corp                        029912201    27891   1326900                 Sole                  1187800         139100
RIOCAN Real Estate        COM              766910103     9885    605400                 Sole                                  605400
Investment
Summit Real Estate        COM              865916100     7681    458700                 Sole                                  458700
Investment
Acadia Realty Trust       COM              004239109     8191    439200                 Sole                   184000         255200
AmeriVest Properties Inc. COM              03071L101     2888    692600                 Sole                   605900          86700
American Campus           COM              024835100    17421    768100                 Sole                   686800          81300
Communities In
American Financial Realty COM              02607P305    40043   2603600                 Sole                   842700        1760900
Trus
Arden Realty Inc.         COM              039793104    43306   1203621                 Sole                   298926         904695
BNP Residential           COM              05564T103     1709    106784                 Sole                    70384          36400
Properties, In
BioMed Realty Trust, Inc  COM              09063H107    37192   1559400                 Sole                   742400         817000
Brookfield Properties     COM              112900105    17656    613050                 Sole                                  613050
Corporat
CMET Finance Holdings     COM              189758105      270      9000                 Sole                     9000
Camden Property Trust     COM              133131102    56847   1057610                 Sole                   341507         716103
Capital Automotive REIT   COM              139733109     8886    232800                 Sole                                  232800
Comstock Homebuilding     COM              205684103     8874    366383                 Sole                   326723          39660
Cos Inc
Digital Realty Trust Inc  COM              253868103    46667   2685100                 Sole                   986600        1698500
Education Realty Trust    COM              28140H104    34137   1865400                 Sole                   886900         978500
Essex Property Trust,     COM              297178105     1096     13200                 Sole                                   13200
Inc.
Extra Space Storage Inc.  COM              30225T102     1146     80000                 Sole                    71600           8400
Extra Space Storage Inc.  COM              30225T102     6996    500000                 Sole                   447700          52300
First Industrial Realty   COM              32054K103    46013   1153210                 Sole                   412200
Trust,                                                                                                                        741010
Forest City Enterprises,  COM              345550107    13717    193200                 Sole                   173000
Inc.                                                                                                                           20200
General Growth Properties COM              370021107    26376    641900                 Sole                   232700         409200
Glenborough Realty Trust  COM              37803P105    59677   2898346                 Sole                  1067800
Inc                                                                                                                          1830546
Gramercy Capital Corp     COM              384871109     9126    375000                 Sole                   263500         111500
Hersha Hospitality Trust  COM              427825104     1207    126500                 Sole                    60000          66500
Hilton Hotels Corporation COM              432848109    93682   3927971                 Sole                  1617371        2310600
KKR Financial Corp        COM              482476306     8750    350000                 Sole                   313300          36700
Las Vegas Sands Corp      COM              517834107    14518    406100                 Sole                   358800          47300

[Repeat as necessary]

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

         COLUMN 1             COLUMN 2     COLUMN 3  COLUMN 4        COLUMN 5          COLUMN 6    COLUMN 7         COLUMN 8
------------------------- ---------------- --------- -------- ---------------------- ------------ ---------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
      NAME OF ISSUER       TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL   DISCRETION   MANAGERS    SOLE   SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ------ ------------ ---------- -------- ------ -------
Levitt Corp               COM              52742P108    43307   1447437               Sole                     928537         518900
Liberty Property Trust    COM              531172104    28252    637600               Sole                     282100         355500
Macerich Company          COM              554382101    13940    207900                                                       207900
Mack-Cali Realty
Corporation               COM              554489104    14805    326829               Sole                     116763         210066
Maguire Properties Inc    COM              559775101    30797   1086701               Sole                     480000         606701
Mid-America Apartment
Communit                  COM              59522J103     1235     27200               Sole                      12100          15100
Mills Corporation         COM              601148109    96922   1594370               Sole                     500250        1094120
Omega Healthcare
Investors, In             COM              681936100    44151   3433186               Sole                    1217700        2215486
People's Choice Financial
Corp                      COM              71085T105     2715    300000               Sole                     228600          71400
ProLogis Trust            COM              743410102    92675   2303059               Sole                     800390        1502669
Public Storage, Inc.      COM              74460D109    22416    354400               Sole                                    354400
Ramco-Gershenson
Properties Tr             COM              751452202    41090   1403339               Sole                     537000         866339
Regency Centers
Corporation               COM              758849103    46303    809500               Sole                     254000         555500
Simon Property Group,     COM              828806109   126324   1742644               Sole                     527014        1215630
Inc.
St. Joe Company           COM              790148100    12459    152800               Sole                     134100          18700
Starwood Hotels & Resorts COM              85590A203   116615   1991037               Sole                     835937        1155100
Sunstone Hotel Investors,
Inc.                      COM              867892101    51024   2103200               Sole                    1032300        1070900
U-Store-It Trust          COM              91274F104    42215   2216000               Sole                     825900        1390100
United Dominion Realty
Trust,                    COM              910197102    49226   2046807               Sole                     610414        1436393
Ventas, Inc.              COM              92276F100    44509   1473800               Sole                     517800         956000
Weingarten Realty
Investors                 COM              948741103    36306    925700               Sole                     266300         659400
                                                      -------
                                                      1609134

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